DEBT (Details Narrative)																																					1 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($)	Jan. 29, 2024 USD ($)	Jan. 15, 2024 USD ($)	Dec. 18, 2023 USD ($)	Sep. 15, 2023 USD ($)	Sep. 15, 2023 USD ($)	Aug. 23, 2023 USD ($)	May 15, 2023 USD ($)	May 15, 2023 USD ($)	May 11, 2023 USD ($)	May 11, 2023 USD ($)	Mar. 14, 2023 USD ($)	Jan. 16, 2023 USD ($)	Jan. 12, 2023 USD ($)	Dec. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 29, 2022 USD ($)	Jun. 23, 2022 USD ($)	Jun. 23, 2022 USD ($)	May 18, 2022 USD ($)	May 18, 2022 USD ($)	Mar. 14, 2022 USD ($)	Mar. 01, 2022 USD ($)	Feb. 11, 2022 USD ($)	Feb. 10, 2022 USD ($)	Feb. 10, 2022 USD ($)	Jan. 13, 2022 USD ($)	Jan. 13, 2022 USD ($)	Jan. 10, 2022 USD ($)	Jan. 10, 2022 USD ($)	Jun. 20, 2021 USD ($)	Jun. 20, 2021 USD ($)	Apr. 16, 2020 USD ($)	Apr. 16, 2020 USD ($)	Jun. 26, 2017 USD ($)	Jun. 26, 2017 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Jan. 29, 2024 CNY (¥)	Jan. 15, 2024 CNY (¥)	Dec. 18, 2023 CNY (¥)	Sep. 30, 2023 CNY (¥)	Sep. 29, 2023 USD ($)	Sep. 15, 2023 CNY (¥)	Aug. 23, 2023 CNY (¥)	Aug. 22, 2023 USD ($)	Aug. 22, 2023 CNY (¥)	May 30, 2023 USD ($)	May 30, 2023 CNY (¥)	May 15, 2023 CNY (¥)	May 11, 2023 CNY (¥)	Mar. 14, 2023 CNY (¥)	Jan. 16, 2023 CNY (¥)	Jan. 12, 2023 CNY (¥)	Dec. 31, 2022	Dec. 30, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	Jun. 23, 2022 CNY (¥)	May 18, 2022 CNY (¥)	Mar. 14, 2022 CNY (¥)	Mar. 01, 2022 CNY (¥)	Feb. 11, 2022 CNY (¥)	Feb. 10, 2022 CNY (¥)	Jan. 13, 2022 CNY (¥)	Jan. 10, 2022 CNY (¥)	Dec. 06, 2021 USD ($)	Dec. 06, 2021 CNY (¥)	Jul. 07, 2021 USD ($)	Jul. 07, 2021 CNY (¥)	Jun. 20, 2021 CNY (¥)	Dec. 15, 2020 USD ($)	Dec. 15, 2020 CNY (¥)	Dec. 10, 2020 USD ($)	Dec. 10, 2020 CNY (¥)	Apr. 16, 2020 CNY (¥)	Apr. 03, 2020 USD ($)	Apr. 03, 2020 CNY (¥)	Jun. 26, 2017 CNY (¥)
Short-Term Debt [Line Items]
Short-term loans	$ 4,617,414																																				$ 2,424,587		$ 4,617,414		$ 2,509,890		$ 2,424,587
Long term debt	1,649,735																																				2,325,792		1,649,735		1,290,978		2,325,792		$ 1,290,978
Repayment of long term debt																																							508,629	$ 437,412	2,143,046		637,147	$ 2,522,101
Interest expense																																							143,747	$ 178,557	$ 238,224		446,884	$ 417,266
Beijing Bank [Member]
Short-Term Debt [Line Items]
% of Ownership										100.00%	100.00%							100.00%	100.00%																																								100.00%							100.00%
Spd Bank [Member]
Short-Term Debt [Line Items]
Line of credit, collateral													A third-party Xi’an Financial Guarantee Co., Ltd. provided guarantee to this loan and the Company paid $15,260 for the guarantee service. In addition, the Company pledged its 100% ownership interest in App-Chem Health and certain free patent owned by the Company as collateral to guarantee this loan																A third-party Xi’an Financial Guarantee Co., Ltd. provided guarantee to this loan and the Company paid $15,260 for the guarantee service. In addition, the Company pledged its 100% ownership interest in App-Chem Health and certain free patent owned by the Company as collateral to guarantee this loan	A third-party Xi’an Financial Guarantee Co., Ltd. provided guarantee to this loan and the Company paid $15,260 for the guarantee service. In addition, the Company pledged its 100% ownership interest in App-Chem Health and certain free patent owned by the Company as collateral to guarantee this loan
Line of credit remaining borrowing capacity																													$ 700,000	$ 700,000																																											¥ 5,000,000.0
Spd Bank [Member]
Short-Term Debt [Line Items]
Debt maturity date																														Jan. 10, 2023
Line of credit, maximum borrowing capacity													$ 1,400,000																$ 1,400,000	$ 1,400,000																															¥ 10,000,000.0												¥ 10,000,000.0	$ 2,100,000	¥ 15,000,000.0
Line of credit interest rate													4.30%																5.00%	5.00%																															4.30%												5.00%
Huaxia Bank [Member]
Short-Term Debt [Line Items]
Debt maturity date																																	Apr. 16, 2023	Apr. 16, 2023
Interest rate																																	6.60%	6.60%																																																	6.60%
Line of credit, maximum borrowing capacity																																																								$ 274,123	¥ 2,000,000																											$ 2,100,000	¥ 15,000,000
Huaxia Bank [Member] | One Year With 9% [Member]
Short-Term Debt [Line Items]
Line of credit, maximum borrowing capacity																																																																																				$ 400,000	¥ 3,000,000
Line of credit interest rate																																																																																				9.00%	9.00%
Huaxia Bank [Member] | Three Year With 6.6% [Member]
Short-Term Debt [Line Items]
Line of credit, maximum borrowing capacity																																																																																				$ 1,700,000	¥ 12,000,000
Line of credit interest rate																																																																																				6.60%	6.60%
Huaxia Bank [Member] | 5.0% [Member]
Short-Term Debt [Line Items]
Line of credit interest rate																																																								5.00%	5.00%
Huaxia Bank [Member]
Short-Term Debt [Line Items]
Line of credit, maximum borrowing capacity																																																								$ 328,947	¥ 2,400,000
Huaxia Bank [Member] | 6.5% [Member]
Short-Term Debt [Line Items]
Line of credit interest rate																																																								6.50%	6.50%
Loan Agreement [Member]
Short-Term Debt [Line Items]
Interest rate															3.95%																																																3.95%	3.95%
Loan Agreement [Member] | Beijing Bank [Member]
Short-Term Debt [Line Items]
Short-term loans										$ 800,000	$ 800,000							$ 800,000	$ 800,000																																								¥ 6,000,000.0							¥ 6,000,000.0
Debt maturity date										May 10, 2024	May 10, 2024							Jun. 22, 2023	Jun. 22, 2023
Interest rate										5.17%	5.17%							5.22%	5.22%																																								5.17%							5.22%
Loan Agreement [Member] | Xian High Tech Emerging Industry Investment Fund Partnership [Member]
Short-Term Debt [Line Items]
Debt maturity date, description																																			as working capital for three years	as working capital for three years					The Company has negotiated with the Lender to extend the loan repayment date to December 25, 2022 in accordance with a COVID-19 relief notice issued by local government, with adjusted interest rate of 4.75% per annum during the period from June 26, 2020 to June 25, 2021, and 5.225% per annum during the period from June 26, 2021 to December 31, 2023	The Company has negotiated with the Lender to extend the loan repayment date to December 25, 2022 in accordance with a COVID-19 relief notice issued by local government, with adjusted interest rate of 4.75% per annum during the period from June 26, 2020 to June 25, 2021, and 5.225% per annum during the period from June 26, 2021 to December 31, 2023
Debt maturity date														Jan. 20, 2025								Mar. 20, 2024									Jun. 20, 2023				Jun. 25, 2020	Jun. 25, 2020
Interest rate																																			3.80%	3.80%																																																		3.80%
Long term debt																																			$ 1,200,000	$ 1,200,000																																																		¥ 8,000,000.0
Repayment of long term debt																¥ 7,300,000	$ 1,100,000																								$ 1,100,000	¥ 7,300,000
Loan Agreement [Member] | Xian Xinchang Micro Lending Co Ltd [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																	$ 50,000.00																																	¥ 300,000	$ 50,000.00														¥ 300,000
Loan Agreement [Member] | We Bank Co Ltd [Member]
Short-Term Debt [Line Items]
Debt maturity date, description					as working capital for 24 months, with maturity date on September 15, 2025	as working capital for 24 months, with maturity date on September 15, 2025	as working capital for 24 months, with maturity date on August 20, 2025																		as working capital for two years, with maturity date on February 12, 2024	as working capital for two years, with maturity date on February 12, 2024
Interest rate					14.76%	14.76%	14.76%																		8.10%	8.10%																										14.76%	14.76%																		8.10%
Long term debt					$ 3,701	$ 3,701	$ 68,531																		$ 212,808	$ 212,808																										¥ 27,000	¥ 500,000																		¥ 1,510,000
Loan Agreement [Member] | China Resources Shenzhen International Investment Trust One [Member]
Short-Term Debt [Line Items]
Debt maturity date, description																							as working capital for 24 months, with maturity date on February 20, 2024	as working capital for two years, with maturity date on February 12, 2024
Interest rate																							16.20%	12.60%																																													16.20%	12.60%
Long term debt																							$ 99,576	$ 79,661																																													¥ 700,000	¥ 566,667
Loan Agreement [Member] | Agricultural Bank of China [Member]
Short-Term Debt [Line Items]
Short-term loans	$ 1,100,000																																						$ 1,100,000							¥ 8,000,000.0
Debt maturity date	Mar. 31, 2025
Interest rate	3.70%																																						3.70%							3.70%
Loan Agreement [Member] | China Bohai Bank [Member]
Short-Term Debt [Line Items]
Short-term loans			$ 500,000																																													¥ 4,000,000.0
Debt maturity date			Jan. 21, 2025
Interest rate			3.90%																																													3.90%
Loan Agreement [Member] | Postal Savings Bank of China [Member]
Short-Term Debt [Line Items]
Short-term loans		$ 400,000																																													¥ 3,100,000
Debt maturity date		Jan. 28, 2025
Interest rate		4.20%																																													4.20%
Loan Agreement [Member] | China Resources Shenzhen International Investment Trust [Member]
Short-Term Debt [Line Items]
Short-term loans				$ 100,000																																													¥ 2,000,000.0
Debt maturity date				Jan. 28, 2025
Interest rate				16.20%																																													16.20%
Loan Agreement [Member] | Shenzhen Qianhai We Bank Co Ltd [Member]
Short-Term Debt [Line Items]
Debt maturity date, description				as working capital for 24 months, with maturity date on December 20, 2025
Interest rate				16.02%																																													16.02%
Long term debt				$ 35,733																																													¥ 258,000
Loan Agreement [Member] | Shenzhen Qianhai We Bank Co Ltd One [Member]
Short-Term Debt [Line Items]
Debt maturity date, description				as working capital for 24 months, with maturity date on December 20, 2025
Interest rate				16.02%																																													16.02%
Loan Agreement [Member] | China Construction Bank One [Member]
Short-Term Debt [Line Items]
Short-term loans															$ 42,785												$ 34,765	$ 34,765																																				¥ 312,159								¥ 247,300
Debt maturity date, description															as working capital for one year, with maturity date on December 30, 2023												as working capital for one year, with maturity date on January 13, 2023	as working capital for one year, with maturity date on January 13, 2023
Debt maturity date															Dec. 30, 2023												Jan. 13, 2023	Jan. 13, 2023
Interest rate																											3.8525%	3.8525%																																												3.8525%
Loan Agreement [Member] | China Construction Bank Two [Member]
Short-Term Debt [Line Items]
Short-term loans								$ 137,061	$ 137,061			$ 137,061								$ 140,578	$ 140,578																																					¥ 1,000,000.0		¥ 1,000,000.0							¥ 1,000,000.0
Debt maturity date, description								as working capital for one year, with maturity date on May 15, 2024	as working capital for one year, with maturity date on May 15, 2024			as working capital for one year, with maturity date on March 13, 2024								as working capital for one year, with maturity date on May 18, 2023	as working capital for one year, with maturity date on May 18, 2023
Debt maturity date								May 15, 2024	May 15, 2024											May 18, 2023
Interest rate								3.80%	3.80%			3.70%								3.96%	3.96%																																					3.80%		3.70%							3.96%
Loan Agreement [Member] | We Bank Co Ltd [Member]
Short-Term Debt [Line Items]
Debt maturity date, description														as working capital for 24 months, with maturity date on January 20, 2025								as working capital for 24 months, with maturity date on March 20, 2024									as working capital for 24 months, with maturity date on June 20, 2023	as working capital for 24 months, with maturity date on June 20, 2023
Interest rate														13.77%								15.39%									14.40%	14.40%																														13.77%						15.39%										14.40%
Long term debt					$ 34,265	$ 34,265	$ 34,265							$ 20,559								$ 12,652			$ 85,435	$ 85,435					$ 96,005	$ 96,005																				¥ 13,500	¥ 250,000									¥ 150,000						¥ 90,000			¥ 623,333							¥ 620,000
Loan Agreement [Member] | China Resources Shenzhen International Investment Trust One [Member]
Short-Term Debt [Line Items]
Long term debt																								$ 22,844																																														¥ 166,667
Loan Agreement [Member] | Huaxia Bank [Member]
Short-Term Debt [Line Items]
Debt maturity date, description																																	as working capital for three years, with the interest rate of 6.6% per annum and maturity date on April 16, 2023	as working capital for three years, with the interest rate of 6.6% per annum and maturity date on April 16, 2023
Line of credit, maximum borrowing capacity																																									27,412									200,000																										$ 400,000	¥ 3,000,000.0
Line of credit interest rate																																																																												8.50%	8.50%
Long term debt																																	$ 300,000	$ 300,000																																																	¥ 2,000,000.0
Loan Agreement [Member] | Huaxia Bank [Member]
Short-Term Debt [Line Items]
Line of credit, maximum borrowing capacity																																									27,412									200,000
Loan Agreement [Member] | Qishang Bank [Member]
Short-Term Debt [Line Items]
Interest rate																																																																															6.65%	6.65%
Long term debt																																																																															$ 400,000	¥ 3,000,000.0	$ 1,800,000	¥ 13,000,000
Debt instrument face amount																																					210,867						$ 210,867																						¥ 1,500,000
Repayment of debt																																					$ 210,867	¥ 1,500,000
Loan Agreement [Member] | Shenzhen Qianhai We Bank Co Ltd One [Member]
Short-Term Debt [Line Items]
Long term debt				$ 83,376																																													¥ 602,000
Working Capital Loan [Member] | Qishang Bank [Member]
Short-Term Debt [Line Items]
Interest rate																																																						5.80%	5.80%
Long term debt																																																						$ 411,184	¥ 3,000,000.0
Debt instrument face amount																																									$ 137,061									¥ 1,000,000